Investment Objectives and Goals	Feb. 01, 2026
Baywood ValuePlus Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - BAYWOOD VALUEPLUS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Baywood ValuePlus Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing in undervalued equity securities.
Baywood SociallyResponsible Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION - BAYWOOD SOCIALLYRESPONSIBLE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Baywood SociallyResponsible Fund (the “Fund”) seeks to provide long-term capital growth.